Share capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital
4.5 Share capital
The share capital amounts to CHF 33,454k and is divided into 299,998,125 registered shares with a nominal value of CHF 0.10 each (the "Class A Shares") and in 345,437,500 registered shares with a nominal value of CHF 0.01 each (voting right shares) (the "Class B Shares"). No preference shares and no restrictions with Class A ordinary shares exist. The share capital is paid in at 100%.

	Class A	Class A	Class A	Class B
	Authorized registered shares	Shares held by On in treasury	Outstanding shares	Authorized and outstanding registered shares

Balance at January 1, 2021(1)	271,438,750	—	271,438,750	—

Capital increase from conditional capital(1)	8,845,000	—	8,845,000	—
Introduction of a new share class with a 1:10 share split of 27,635 Class A shares with a nominal value of CHF10 each converting into Class B voting rights shares with a nominal value of CHF1 each(1)	(34,543,750)	—	(34,543,750)	345,437,500
Ordinary increase of share capital(1)	25,000,000	(25,000,000)	—	—
Capital increase from authorized capital	29,258,125	—	29,258,125	—
Sale of treasury shares related to share-based compensation	—	2,419,985	2,419,985	—
Purchase of On shares from employees (sell-to-cover) at market price and held in treasury	—	(554,491)	(554,491)	—
Balance at December 31, 2021	299,998,125	(23,134,506)	276,863,619	345,437,500

(1)    Original share numbers have been multiplied by 1,250 to give effect to the Share Capital Reorganization.

On April 21, 2021, our shareholders approved the creation of a second share class (“Class B voting rights shares”). The Class B voting rights shares are held by the members of the extended founder team and cannot be sold in the market nor can they be transferred to others, including family members. The holders of the Class B voting rights shares commit themselves to several sunset rules in order to ensure that, if pre-defined sunset events are triggered, the Class B voting rights shares are converted back into Class A ordinary shares. During the extraordinary shareholder's meeting in August 2021 the Class B voting right shares were created and the members of the extended founder team exchanged 34,543,750 Class A ordinary shares into 345,437,500 Class B voting rights shares. Each Class B voting rights share carries one voting right; therefore, this transaction increased the holders of the Class B voting rights shares by a ratio of 10:1. The par value and dividend and distribution rights of a Class B voting rights share are each 1/10 that of a Class A ordinary share. This transaction did not result in any economic dilution of the Class A ordinary shares.
Immediately prior to the completion of the IPO, On has given effect to i) an increase of the par value of each of our Class A ordinary shares and Class B voting rights shares from (x) CHF 10 par value per share to CHF 125 par value per share and (y) CHF 1 par value per share to CHF 12.50 par value per share, respectively, by converting capital reserves into share capital (the “Par Value Increase”) and (ii) a 1:1,250 share split of all issued shares (and outstanding awards under our equity incentive plans) resulting in a par value per share for our Class A ordinary shares and Class B voting rights shares of CHF 0.1 and 0.01, respectively (the “Share Split” and, together with the Par Value Increase, the “Share Capital Reorganization”). The Capital Reorganization was effected on August 19, 2021 and at that date increased Class A shares to 245,740,000 and Class B shares to 345,437,500. In addition to the Share Capital Reorganization, we issued 25,000,000 Class A ordinary shares that are held by the Company in treasury and therefore are not outstanding.
On September 15, 2021, the Company completed an IPO on the New York Stock Exchange in which the Company issued an aggregate of 29,258,125 Class A ordinary shares at USD 24.00 per share, including the Class A ordinary shares issued and sold pursuant to the underwriters’ exercise in full of their option to purchase additional Class A ordinary shares. The gross proceeds from the IPO were CHF 652.5 million (USD 702.2 million) for us before deducting underwriting discounts and commissions, fees and expenses payable. The IPO resulted in a net increase of CHF 615.3 million (USD 662.2 million) to the share premium account prior to fees and expenses payable associated with the IPO share issuance of CHF 14.1 million (USD 15.2 million), of which CHF 7.2 million (USD 7.8 million) has been recorded as an expense for the period ended September 30, 2021 and the remainder recorded in equity.
In 2021, 2,419,985 Class A shares held in treasury have been issued to employees and members of the Board of Directors. This transaction resulted in a cash inflow of CHF 500k. To cover the cost for the resulting individual social security and personal tax obligations, respective employees and members of the Board of Directors were offered the option to either pay cash or sell-back shares for the same value at market price ("sell-to-cover"). As part of this transaction, On re-purchased 554,491 Class A shares, held in treasury, in the amount of CHF 22,777k.